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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager:

Name:                 United Fire & Casualty Company
Address:              118 Second Ave., S.E.
                      Cedar Rapids, IA 52407

Form 13F File Number: 28-6427

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:  Dianne M. Lyons
Title: Vice President & Chief Financial Officer
Phone: 319-399-5723

Signature, Place and Date of Signing:

/s/ Dianne M. Lyons             Cedar Rapids,     IA     02/11/2009
---------------------------
Dianne M. Lyons

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  64

Form 13F Information Table Value Total:  $118,677 (in thousands)

List of Other Included Managers:         NONE

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FORM 13F INFORMATION TABLE

                                                                                                                 VOTING AUTHORITY
                                                             VALUE    SHARES/  SH/  PUT/   INVSTMNT   OTHER    ---------------------
       NAME OF ISSUER           TITLE OF CLASS    CUSIP    (x $1000)  PRN AMT  PRN  CALL   DSCRETN   MANAGERS   SOLE    SHARED  NONE
------------------------------  --------------  ---------  ---------  -------  ---  -----  --------  --------  -------  ------  ----
AT&T Inc                            Common      00206R102    2,855    100,160   SH           Sole              100,160
Abbott Laboratories                 Common      002824100    9,340    175,000   SH           Sole              175,000
Agilysys Inc                        Common      00847J105    1,449    337,666   SH           Sole              337,666
Alliant Energy Corporation          Common      018802108    3,566    122,200   SH           Sole              122,200
American Strategic Inc Port II      Common      030099105      215     25,420   SH           Sole               25,420
BCE Inc                             Common      05534B760      304     14,823   SH           Sole               14,823
BRE Properties Inc                  Common      05564E106      504     18,000   SH           Sole               18,000
Bank of America Corporation         Common      060505104    1,971    140,000   SH           Sole              140,000
Bemis Company Inc                   Common      081437105      744     31,400   SH           Sole               31,400
Boeing Company                      Common      097023105    2,774     65,000   SH           Sole               65,000
Burlington Northern Santa Fe        Common      12189T104    1,223     16,158   SH           Sole               16,158
Cincinnati Financial Corp           Common      172062101    9,310    320,276   SH           Sole              320,276
ConocoPhillips                      Common      20825C104      521     10,059   SH           Sole               10,059
Covanta Holding Corporation         Common      22282E102        2         99   SH           Sole                   99
Cummins Inc                         Common      231021106    2,090     78,180   SH           Sole               78,180
Dean Foods Company                  Common      242370104      867     48,261   SH           Sole               48,261
Deere & Company                     Common      244199105      766     20,000   SH           Sole               20,000
Del Monte Foods Co                  Common      24522P103      143     20,097   SH           Sole               20,097
Dow Chemical Company                Common      260543103    2,565    170,000   SH           Sole              170,000
Duke Energy Corporation             Common      26441C105    2,224    148,192   SH           Sole              148,192
Emerson Electric Co                 Common      291011104      461     12,600   SH           Sole               12,600
Exxon Mobil Corporation             Common      30231G102    3,193     40,000   SH           Sole               40,000
FairPoint Communications            Common      305560104        3      1,054   SH           Sole                1,054
Federal-Mogul Corporation           Common      313549404      290     68,457   SH           Sole               68,457
Fidelity National Information       Common      31620M106      159      9,758   SH           Sole                9,758
Fidelity NationalFinancial Inc      Common      31620R105      394     22,201   SH           Sole               22,201
Arthur J Gallagher & Co             Common      363576109      267     10,321   SH           Sole               10,321
General Electric Company            Common      369604103    4,455    275,000   SH           Sole              275,000
Great Plains Energy Inc             Common      391164100      382     19,787   SH           Sole               19,787
H J Heinz Company                   Common      423074103    1,692     45,000   SH           Sole               45,000
Honeywell International Inc         Common      438516106    1,149     35,000   SH           Sole               35,000
Hospira Inc                         Common      441060100      429     16,000   SH           Sole               16,000

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
                                                                                                                 VOTING AUTHORITY
                                                             VALUE    SHARES/  SH/  PUT/   INVSTMNT   OTHER    ---------------------
       NAME OF ISSUER           TITLE OF CLASS    CUSIP    (x $1000)  PRN AMT  PRN  CALL   DSCRETN   MANAGERS   SOLE    SHARED  NONE
------------------------------  --------------  ---------  ---------  -------  ---  -----  --------  --------  -------  ------  ----
Intel Corporation                   Common      458140100      586     40,000   SH           Sole               40,000
JPMorgan Chase & Co                 Common      46625H100    1,820     57,736   SH           Sole               57,736
Johnson & Johnson                   Common      478160104    1,795     30,000   SH           Sole               30,000
Lender Processing Services Inc      Common      52602E102      144      4,879   SH           Sole                4,879
Medtronic Inc                       Common      585055106      314     10,000   SH           Sole               10,000
Mirant Corporation                  Common      60467R100      535     28,342   SH           Sole               28,342
Newell Rubbermaid Inc               Common      651229106      448     45,766   SH           Sole               45,766
Nicor Inc                           Common      654086107    1,390     40,000   SH           Sole               40,000
Old Republic International Cor      Common      680223104    3,036    254,690   SH           Sole              254,690
Owens Corning Inc                   Common      690742101    3,471    200,644   SH           Sole              200,644
Penwest Pharmaceuticals Co.         Common      709754105       47     30,000   SH           Sole               30,000
PepsiCo Inc                         Common      713448108    1,095     20,000   SH           Sole               20,000
Pfizer Inc                          Common      717081103      708     40,000   SH           Sole               40,000
Piper Jaffray Cos                   Common      724078100      331      8,329   SH           Sole                8,329
Procter & Gamble Company            Common      742718109    4,698     76,000   SH           Sole               76,000
Progress Energy Inc                 Common      743263105      762     19,131   SH           Sole               19,131
QCR Holdings Inc                    Common      74727A104      832     83,181   SH           Sole               83,181
Royal Dutch Shell ADR               Common      780259206    1,588     30,000   SH           Sole               30,000
Schering-Plough Corporation         Common      806605101      170     10,000   SH           Sole               10,000
Schlumberger Limited                Common      806857108      847     20,000   SH           Sole               20,000
Spectra Energy Corporation          Common      847560109    1,481     94,096   SH           Sole               94,096
Terra Industries Inc.               Common      880915103      533     31,969   SH           Sole               31,969
Treehouse Foods Inc                 Common      89469A104      263      9,652   SH           Sole                9,652
UAL Corporation                     Common      902549807      151     13,678   SH           Sole               13,678
U S Bancorp                         Common      902973304   18,702    747,784   SH           Sole              747,784
Vectren Corporation                 Common      92240G101      667     26,658   SH           Sole               26,658
Verizon Communications Inc          Common      92343V104    1,898     55,997   SH           Sole               55,997
Wells Fargo & Company               Common      949746101    7,373    250,086   SH           Sole              250,086
Windstream Corporation              Common      97381W104      119     12,942   SH           Sole               12,942
Wintrust Financial Corporation      Common      97650W108    4,742    230,523   SH           Sole              230,523
Xcel Energy, Inc.                   Common      98389B100    1,670     90,000   SH           Sole               90,000
Montpelier Re Holdings Ltd          Common      G62185106      154      9,189   SH           Sole                9,189
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Report Summary                            Data Records 64       118,677          0 other managers on whose behalf report is filed
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